Intangible Assets, Net (Other Than Goodwill) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Carrying Value at beginning	$ 3,310,184	$ 2,878,080	$ 3,474,291
Additions	597	1,009,618	9,246
Write off of assets		(148,627)	(212,862)
Amortization	(141,047)	(428,887)	(392,595)
Carrying Value at end	$ 3,169,734	$ 3,310,184	2,878,080
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years	10 years
Carrying Value at beginning	$ 1,128,734	$ 1,287,450	1,446,166
Additions
Write off of assets
Amortization	(39,679)	(158,716)	(158,716)
Carrying Value at end	$ 1,089,055	$ 1,128,734	1,287,450
Acquired and Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	5 years	5 years
Carrying Value at beginning	$ 908,893
Additions		959,882
Write off of assets
Amortization	(57,327)	(50,989)
Carrying Value at end	$ 851,566	$ 908,893
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years	10 years
Carrying Value at beginning	$ 1,191,942	$ 1,556,934	2,000,858
Additions
Write off of assets		(148,627)	(212,862)
Amortization	(43,432)	(216,365)	(231,062)
Carrying Value at end	$ 1,148,510	$ 1,191,942	1,556,934
Non-Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years	10 years
Carrying Value at beginning	$ 2,433	$ 5,250	8,067
Additions
Write off of assets
Amortization	(609)	(2,817)	(2,817)
Carrying Value at end	$ 1,824	2,433	5,250
Patents Pending [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives
Carrying Value at beginning	$ 78,182	28,446	19,200
Additions	597	49,736	9,246
Write off of assets
Amortization
Carrying Value at end	$ 78,779	$ 78,182	$ 28,446